BBH INCOME FUND

PORTFOLIO OF INVESTMENTS

January 31, 2021 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	ASSET BACKED SECURITIES (20.7%)
$2,640,000	ABPCI Direct Lending Fund ABS I, Ltd. 2020-1A1	12/20/30	3.199%	$2,649,010
351,837	ACC Trust 2019-1[1]	05/20/22	3.750	353,573
675,897	ACC Trust 2019-2[1]	02/21/23	2.820	679,963
2,252,894	ACC Trust 2020-A1	03/20/23	6.000	2,328,772
1,317,164	Adams Outdoor Advertising LP 2018-1[1]	11/15/48	4.810	1,389,662
611,427	Amur Equipment Finance Receivables VI LLC 2018-2A1	07/20/22	3.890	621,368
2,860,000	Antares CLO, Ltd. 2020-1A (3-Month USD-LIBOR + 1.900%)[1,2]	10/23/31	2.113	2,879,412
471,070	ARI Fleet Lease Trust 2018-B1	08/16/27	3.220	474,866
1,076,603	BCC Funding Corp. XVI LLC 2019-1A1	08/20/24	2.460	1,091,232
1,462,522	Business Jet Securities LLC 2020-1A1	11/15/35	2.981	1,483,721
1,430,000	CARS-DB4 LP 2020-1A1	02/15/50	4.170	1,484,544
318,267	Cazenovia Creek Funding II LLC 2018-1A1	07/15/30	3.561	320,030
148,502	CCG Receivables Trust 2018-2[1]	12/15/25	3.090	149,905
1,087,935	CF Hippolyta LLC 2020-1[1]	07/15/60	2.280	1,105,408
2,000,000	Credit Acceptance Auto Loan Trust 2020-2A1	09/17/29	1.930	2,048,523
1,711,655	Drug Royalty III LP 1 2018-1A (3-Month USD-LIBOR + 1.600%)[1,2]	10/15/31	1.837	1,690,538
1,070,000	Elm Trust 2020-3A1	08/20/29	2.954	1,079,015
2,490,000	Elm Trust 2020-4A1	10/20/29	2.286	2,494,729
215,553	Enterprise Fleet Financing LLC 2017-2[1]	01/20/23	2.220	216,385
494,579	Enterprise Fleet Financing LLC 2018-3[1]	05/20/24	3.380	499,962
342,766	FCI Funding LLC 2019-1A1	02/18/31	3.630	347,617
1,659,780	FNA LLC 2019-1[3]	12/10/31	3.000	1,663,930
2,100,000	Ford Credit Floorplan Master Owner Trust A 2018-3	10/15/23	3.520	2,148,569
2,700,000	FREED ABS TRUST 2018-2[1]	10/20/25	4.610	2,734,101
389,404	FREED ABS TRUST 2019-2[1]	11/18/26	2.620	391,602
1,890,109	FREED ABS TRUST 2020-2CP1	06/18/27	4.520	1,910,595
1,756,446	Global SC Finance VII Srl 2020-1A1	10/17/40	2.170	1,779,018
1,654,441	Global SC Finance VII Srl 2020-2A1	11/19/40	2.260	1,681,713
697,161	GM Financial Consumer Automobile Receivables Trust 2017-2A1	11/16/22	2.070	698,912
1,071,380	Hercules Capital Funding Trust 2018-1A1	11/22/27	4.605	1,081,879
2,340,000	Hercules Capital Funding Trust 2019-1A1	02/20/28	4.703	2,362,626
1,070,000	Hertz Vehicle Financing II LP 2019-1A1	03/25/23	4.100	1,073,506
1,430,000	Lendmark Funding Trust 2019-1A1	12/20/27	3.000	1,475,270
1,120,000	Lendmark Funding Trust 2019-2A1	04/20/28	2.780	1,155,822
544,874	LIAS Administration Fee Issuer LLC 2018-1A	07/25/48	5.956	623,579
690,000	Mariner Finance Issuance Trust 2019-AA1	07/20/32	2.960	706,269
1,070,000	Mariner Finance Issuance Trust 2020-AA1	08/21/34	2.190	1,093,501
1,094,042	NADG NNN Operating LP 2019-1[1]	12/28/49	3.368	1,119,518

BBH INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2021 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	ASSET BACKED SECURITIES (continued)
$2,520,000	New Residential Advance Receivables Trust Advance Receivables Backed 2020-T1[1]	08/15/53	1.426%	$2,533,652
513,982	Newtek Small Business Loan Trust 2018-1 (U.S. Prime Rate - 0.550%)[1,2]	02/25/44	2.700	501,170
243,812	Newtek Small Business Loan Trust 2018-1 (U.S. Prime Rate + 0.750%)[1,2]	02/25/44	4.000	223,231
1,370,000	NextGear Floorplan Master Owner Trust 2018-2A1	10/15/23	3.690	1,402,946
470,859	NMEF Funding LLC 2019-A1	08/17/26	2.730	473,546
1,080,000	OneMain Financial Issuance Trust 2019-1A1	02/14/31	3.480	1,089,915
1,540,000	OneMain Financial Issuance Trust 2020-1A1	05/14/32	3.840	1,628,706
300,000	Oportun Funding IX LLC 2018-B1	07/08/24	3.910	301,661
2,660,000	Oportun Funding X LLC 2018-C1	10/08/24	4.590	2,687,179
2,070,000	Oportun Funding XII LLC 2018-D1	12/09/24	4.830	2,107,038
263,302	OSCAR US Funding Trust IX LLC 2018-2A1	09/12/22	3.390	265,377
1,580,000	Oscar US Funding XI LLC 2019-2A1	09/11/23	2.590	1,612,256
1,280,000	Oxford Finance Funding LLC 2019-1A1	02/15/27	4.459	1,321,539
3,450,000	Oxford Finance Funding LLC 2020-1A1	02/15/28	3.101	3,540,268
1,520,000	Palmer Square Loan Funding, Ltd. 2019-2A (3-Month USD-LIBOR + 2.250%)[1,2]	04/20/27	2.474	1,520,317
1,940,000	Palmer Square Loan Funding, Ltd. 2019-3A (3-Month USD-LIBOR + 2.100%)[1,2]	08/20/27	2.324	1,928,288
1,500,000	PFS Financing Corp. 2018-F1	10/15/23	3.520	1,533,652
1,133,716	ReadyCap Lending Small Business Loan Trust 2019-2 (U.S. Prime Rate - 0.500%)[1,2]	12/27/44	2.750	1,080,891
2,940,000	Regional Management Issuance Trust 2018-2[1]	01/18/28	4.940	2,994,872
1,390,000	Republic Finance Issuance Trust 2019-A1	11/22/27	3.430	1,416,400
2,060,000	Republic Finance Issuance Trust 2020-A1	11/20/30	2.470	2,099,689
2,130,000	Sabey Data Center Issuer LLC 2020-1[1]	04/20/45	3.812	2,265,390
1,500,000	Santander Drive Auto Receivables Trust 2020-1	12/15/25	4.110	1,618,363
1,940,000	Santander Revolving Auto Loan Trust 2019-A1	01/26/32	2.510	2,059,481
2,187,258	Stack Infrastructure Issuer LLC 2019-1A1	02/25/44	4.540	2,333,109
586,444	SWC Funding LLC 2018-1A1,3	08/15/33	4.750	582,676
1,400,000	Synchrony Card Issuance Trust 2018-A1	09/15/24	3.380	1,427,873
1,836,478	Textainer Marine Containers VII, Ltd. 2020-1A1	08/21/45	2.730	1,883,576
1,650,000	THL Credit Wind River CLO, Ltd. 2017-1A (3-Month USD-LIBOR + 1.140%)[1,2]	04/18/29	1.363	1,650,112
1,400,000	Trafigura Securitisation Finance, Plc. 2018-1A1	03/15/22	3.730	1,425,035
1,400,000	World Financial Network Credit Card Master Trust 2018-B	07/15/25	3.460	1,427,546
2,500,000	World Financial Network Credit Card Master Trust 2019-A	12/15/25	3.140	2,574,937

BBH INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2021 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	ASSET BACKED SECURITIES (continued)
$3,300,000	WRG Debt Funding IV LLC 2020-1[1,3]	07/15/28	6.535%	$3,336,342
	Total Asset Backed Securities
	(Cost $101,929,874)			103,935,678

	COMMERCIAL MORTGAGE BACKED SECURITIES (4.4%)
2,190,000	BXMT, Ltd. 2020-FL2 (1-Month USD-LIBOR + 0.900%)[1,2]	02/16/37	1.027	2,190,000
1,250,000	BXMT, Ltd. 2020-FL3 (1-Month USD-LIBOR + 2.550%)[1,2]	03/15/37	2.677	1,250,424
146,085	CG-CCRE Commercial Mortgage Trust 2014-FL2 (1-Month USD-LIBOR + 4.000%)[1,2,3]	11/15/31	4.127	130,001
786,000	CG-CCRE Commercial Mortgage Trust 2014-FL2 (1-Month USD-LIBOR + 4.000%)[1,2]	11/15/31	4.127	588,533
1,375,473	CG-CCRE Commercial Mortgage Trust 2014-FL2 (1-Month USD-LIBOR + 4.750%)[1,2,3]	11/15/31	4.877	1,048,660
600,000	CGMS Commercial Mortgage Trust 2017-MDRB (1-Month USD-LIBOR + 1.750%)[1,2]	07/15/30	1.876	576,186
890,000	Citigroup Commercial Mortgage Trust 2019-SMRT[1]	01/10/36	4.149	972,269
3,540,000	CSMC 2018-SITE[1,2,4]	04/15/36	4.782	3,399,281
1,000,000	Hudsons Bay Simon JV Trust 2015-HB10[1,2,4]	08/05/34	5.447	700,190
240,000	JPMBB Commercial Mortgage Securities Trust 2014-C24[1,2,4]	11/15/47	3.907	157,514
1,960,000	KREF, Ltd. 2018-FL1 (1-Month USD-LIBOR + 1.100%)[1,2]	06/15/36	1.227	1,960,588
3,070,000	Morgan Stanley Capital I Trust 2019-BPR (1-Month USD-LIBOR + 1.400%)[1,2]	05/15/36	1.526	2,960,155
890,000	STWD, Ltd. 2019-FL1 (1-Month USD-LIBOR + 1.600%)[1,2]	07/15/38	1.727	888,932
1,999,585	TPG Real Estate Finance Issuer, Ltd. 2018-FL2 (1-Month USD-LIBOR + 1.130%)[1,2]	11/15/37	1.257	2,000,784
300,000	UBS-BAMLL Trust 2012-WRM[1]	06/10/30	3.663	302,856
2,915,000	Wells Fargo Commercial Mortgage Trust 2020-SDAL (1- Month USD-LIBOR + 1.340%)[1,2]	02/15/37	1.466	2,834,843
	Total Commercial Mortgage Backed Securities
	(Cost $23,050,850)			21,961,216

	CORPORATE BONDS (50.4%)
	AEROSPACE/DEFENSE (2.2%)
2,220,000	BAE Systems, Plc.[1]	04/15/30	3.400	2,473,629
3,250,000	Boeing Co.	05/01/23	4.508	3,497,303
2,700,000	Boeing Co.	02/01/28	3.250	2,865,717
2,280,000	Embraer Netherlands Finance BV	02/01/27	5.400	2,383,740
				11,220,389
	AIRLINES (0.7%)
3,000,000	Delta Air Lines, Inc./ SkyMiles IP, Ltd.[1]	10/20/28	4.750	3,319,061

BBH INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2021 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	CORPORATE BONDS (continued)
	AUTO MANUFACTURERS (0.8%)
$1,110,000	Daimler Finance North America LLC[1]	02/12/21	2.300%	$1,110,596
3,080,000	Ford Motor Credit Co. LLC .	11/13/25	3.375	3,144,526
				4,255,122
	BANKS (4.2%)
1,155,000	ANZ New Zealand Int'l, Ltd., London Branch[1]	03/19/24	3.400	1,256,440
2,100,000	ASB Bank, Ltd.[1]	06/14/23	3.750	2,260,635
1,365,000	Bank of New Zealand[1]	02/20/24	3.500	1,486,791
1,735,000	HSBC Holdings, Plc	03/31/30	4.950	2,133,678
1,140,000	HSBC Holdings, Plc (SOFR + 2.387%)[2]	06/04/31	2.848	1,201,600
2,020,000	JPMorgan Chase & Co. (SOFR + 1.585%)[2]	03/13/26	2.005	2,105,758
2,340,000	Lloyds Banking Group, Plc.	05/08/25	4.450	2,666,053
2,440,000	Mitsubishi UFJ Financial Group, Inc.	07/17/25	1.412	2,484,781
1,410,000	Morgan Stanley (SOFR + 1.990%)[2]	04/28/26	2.188	1,479,215
505,000	Santander Holdings USA, Inc.	12/03/21	4.450	520,351
810,000	Santander Holdings USA, Inc.	03/28/22	3.700	836,348
1,245,000	Wells Fargo & Co. (SOFR + 2.000%)[2]	04/30/26	2.188	1,303,268
1,165,000	Wells Fargo & Co. (SOFR + 2.100%)[2]	06/02/28	2.393	1,228,499
				20,963,417
	BEVERAGES (0.3%)
1,310,000	Anheuser-Busch InBev Worldwide, Inc.	01/23/39	5.450	1,716,866
	BIOTECHNOLOGY (0.3%)
1,395,000	Amgen, Inc	02/21/27	2.200	1,475,336
	CHEMICALS (0.4%)
1,955,000	Olin Corp.	08/01/29	5.625	2,094,294
	COMMERCIAL SERVICES (1.0%)
4,480,000	Block Financial LLC	08/15/30	3.875	4,781,639
	DIVERSIFIED FINANCIAL SERVICES (7.4%)
1,080,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	09/15/23	4.500	1,169,120
3,960,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	10/15/27	4.625	4,477,210
6,755,000	Air Lease Corp.	03/01/21	2.500	6,766,233
3,055,000	Alliance Data Systems Corp.[1]	12/15/24	4.750	3,100,825
2,330,000	Aviation Capital Group LLC[1]	12/15/24	5.500	2,630,835
2,685,000	Avolon Holdings Funding, Ltd.[1]	07/01/24	3.950	2,819,102
925,000	Avolon Holdings Funding, Ltd.[1]	01/15/26	5.500	1,045,895
2,295,000	Blackstone Secured Lending Fund[1]	07/14/23	3.650	2,387,556
2,475,000	Brightsphere Investment Group, Inc.	07/27/26	4.800	2,727,989
2,345,000	Capital One Financial Corp.	05/11/27	3.650	2,657,115
840,000	Credit Acceptance Corp.[1]	12/31/24	5.125	863,100
1,400,000	Credit Acceptance Corp.	03/15/26	6.625	1,484,000

BBH INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2021 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	CORPORATE BONDS (continued)
	DIVERSIFIED FINANCIAL SERVICES (continued)
$2,485,000	Drawbridge Special Opportunities Fund LP / Drawbridge Special Opportunities Finance[1]	02/15/26	3.875%	$2,502,259
2,665,000	Oxford Finance LLC / Oxford Finance Co-Issuer II, Inc.[1]	12/15/22	6.375	2,691,650
				37,322,889
	ELECTRIC (1.8%)
2,800,000	Electricite de France S.A.[1]	09/21/28	4.500	3,317,569
1,705,000	Exelon Generation Co. LLC	10/01/39	6.250	2,049,678
2,095,000	Narragansett Electric Co.[1]	04/09/30	3.395	2,356,961
1,060,000	PacifiCorp	04/01/24	3.600	1,154,735
				8,878,943
	FOOD (0.5%)
2,160,000	Kraft Heinz Foods Co.	10/01/39	4.625	2,343,602

	HEALTHCARE-SERVICES (4.4%)
1,280,000	Advocate Health & Hospitals Corp	06/15/50	3.008	1,350,359
1,930,000	Ascension Health	11/15/29	2.532	2,069,838
825,000	Centene Corp.	12/15/27	4.250	872,755
1,750,000	Franciscan Missionaries of Our Lady Health System, Inc	07/01/49	3.914	2,025,395
6,675,000	MEDNAX, Inc.[1]	01/15/27	6.250	7,142,250
1,130,000	Mercy Health	07/01/28	4.302	1,303,398
2,085,000	Orlando Health Obligated Group	10/01/50	3.327	2,283,349
2,545,000	PeaceHealth Obligated Group	11/15/50	3.218	2,698,708
2,490,000	Sutter Health	08/15/30	2.294	2,568,555
				22,314,607
	INSURANCE (8.4%)
4,175,000	Aegon NV (6-Month USD-LIBOR + 3.540%)[2]	04/11/48	5.500	4,711,144
2,880,000	Ascot Group, Ltd.[1]	12/15/30	4.250	3,009,600
967,000	Athene Global Funding[1]	01/25/22	4.000	1,000,161
2,035,000	Athene Global Funding[1]	06/29/25	2.550	2,145,936
4,295,000	AXIS Specialty Finance LLC (5-Year CMT Index + 3.186%)[2]	01/15/40	4.900	4,489,251
1,600,000	Enstar Finance LLC (5-Year CMT Index + 5.468%)[2]	09/01/40	5.750	1,670,064
3,145,000	Enstar Group, Ltd.	06/01/29	4.950	3,610,595
2,195,000	Fairfax Financial Holdings, Ltd.	04/29/30	4.625	2,442,987
4,765,000	Fidelis Insurance Holdings, Ltd. (5-Year CMT Index +6.323%)[1,2]	04/01/41	6.625	4,907,247
1,180,000	New York Life Insurance Co.[1]	05/15/50	3.750	1,360,934
2,305,000	PartnerRe Finance B LLC (5-Year CMT Index + 3.815%)[2]	10/01/50	4.500	2,429,351
2,995,000	Sirius International Group, Ltd.[1]	11/01/26	4.600	2,972,537
1,800,000	Swiss Re Finance Luxembourg S.A. (5-Year CMT Index + 3.582%)[1,2]	04/02/49	5.000	2,083,500

BBH INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2021 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value

	CORPORATE BONDS (continued)
	INSURANCE (continued)
$2,520,000	Teachers Insurance & Annuity Association of America[1]	05/15/50	3.300%	$2,670,205
2,660,000	United Insurance Holdings Corp	12/15/27	6.250	2,828,428
				42,331,940
	INTERNET (1.0%)
2,485,000	Expedia Group, Inc.[1]	05/01/25	6.250	2,871,787
1,785,000	Expedia Group, Inc.[1]	08/01/27	4.625	1,977,959
				4,849,746
	INVESTMENT COMPANIES (5.9%)
2,185,000	Ares Capital Corp.	01/15/26	3.875	2,349,017
1,680,000	BlackRock TCP Capital Corp.	08/23/24	3.900	1,770,223
200,000	Business Development Corp. of America[1]	12/30/22	4.750	196,681
2,930,000	Business Development Corp. of America[1]	12/15/24	4.850	2,923,644
1,950,000	Capital Southwest Corp.	01/31/26	4.500	1,989,000
1,655,000	FS KKR Capital Corp.	07/15/24	4.625	1,752,404
1,370,000	FS KKR Capital Corp.	02/01/25	4.125	1,424,920
3,450,000	FS KKR Capital Corp. II1	02/14/25	4.250	3,505,975
2,050,000	Gladstone Capital Corp.	01/31/26	5.125	2,132,000
3,580,000	Golub Capital BDC, Inc.	04/15/24	3.375	3,686,878
3,465,000	Main Street Capital Corp	05/01/24	5.200	3,753,370
610,000	Owl Rock Capital Corp.	03/30/25	4.000	639,473
1,445,000	Owl Rock Capital Corp. II1	11/26/24	4.625	1,508,641
1,775,000	Stellus Capital Investment Corp.	03/30/26	4.875	1,816,995
				29,449,221
	MEDIA (0.8%)
3,860,000	TEGNA, Inc.	09/15/29	5.000	4,016,755

	OIL & GAS (2.9%)
1,890,000	Apache Corp	11/15/25	4.625	1,928,981
2,280,000	Equinor ASA	04/06/25	2.875	2,468,901
860,000	Equinor ASA	05/22/30	2.375	904,625
2,610,000	Exxon Mobil Corp.	03/19/30	3.482	2,957,012
5,000,000	Occidental Petroleum Corp	08/15/24	2.900	4,825,000
1,410,000	Ovintiv Exploration, Inc.	07/01/24	5.625	1,533,926
				14,618,445
	PHARMACEUTICALS (0.6%)
1,695,000	AbbVie, Inc.	05/14/25	3.600	1,878,679
455,000	AbbVie, Inc.	05/14/35	4.500	559,885
450,000	AbbVie, Inc.	05/14/36	4.300	546,635
				2,985,199

BBH INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2021 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	CORPORATE BONDS (continued)
	PIPELINES (2.1%)
$1,730,000	Enable Midstream Partners LP	09/15/29	4.150%	$1,707,391
1,545,000	Energy Transfer Operating LP (3-Month USD-LIBOR + 4.028%)[2,5]		6.250	1,258,526
2,055,000	EnLink Midstream LLC[1]	01/15/28	5.625	2,051,147
2,230,000	EnLink Midstream Partners LP	06/01/25	4.150	2,168,675
1,150,000	Northriver Midstream Finance LP1	02/15/26	5.625	1,177,347
2,230,000	Sunoco Logistics Partners Operations LP	04/01/21	4.400	2,237,060
				10,600,146
	PRIVATE EQUITY (1.4%)
2,095,000	Apollo Management Holdings LP (5-Year CMT Index + 3.266%)[1,2]	01/14/50	4.950	2,136,706
3,495,000	Owl Rock Technology Finance Corp.[1]	06/30/25	6.750	3,883,285
1,105,000	Owl Rock Technology Finance Corp.[1]	12/15/25	4.750	1,175,303
				7,195,294
	REAL ESTATE INVESTMENT TRUSTS (2.1%)
1,275,000	HAT Holdings I LLC / HAT Holdings II LLC[1]	07/15/24	5.250	1,321,321
2,300,000	HAT Holdings I LLC / HAT Holdings II LLC[1]	09/15/30	3.750	2,314,375
1,380,000	Scentre Group Trust 1 / Scentre Group Trust 2[1]	02/12/25	3.500	1,486,941
1,945,000	Scentre Group Trust 1 / Scentre Group Trust 2[1]	01/28/26	3.625	2,138,509
1,345,000	Scentre Group Trust 2 (5-Year CMT Index + 4.685%)[1,2]	09/24/80	5.125	1,400,404
1,720,000	WEA Finance LLC[1]	01/15/27	2.875	1,761,842
				10,423,392
	RETAIL (0.7%)
3,450,000	Nordstrom, Inc.	04/01/30	4.375	3,439,978
	SEMICONDUCTORS (0.5%)
2,100,000	ams AG1	07/31/25	7.000	2,304,750
	TELECOMMUNICATIONS (0.0%)
235,313	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC[1]	03/20/23	3.360	237,395
	Total Corporate Bonds
	(Cost $236,012,503)			253,138,426

	LOAN PARTICIPATIONS AND ASSIGNMENTS (11.0%)
3,081,223	Allen Media LLC (3-Month USD-LIBOR + 5.500%)[2]	02/10/27	5.754	3,070,624
1,630,202	Aria Energy Operating LLC (1-Month USD-LIBOR + 4.500%)[2]	05/27/22	5.500	1,597,598
1,180,745	Avolon TLB Borrower 1 (US) LLC Term B3 (1-Month USD-LIBOR + 1.750%)[2]	01/15/25	2.500	1,176,719

BBH INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2021 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	LOAN PARTICIPATIONS AND ASSIGNMENTS (continued)
$1,976,718	Axalta Coating Systems Dutch Holding B BV Term B3(3-Month USD-LIBOR + 1.750%)[2]	06/01/24	2.004%	$1,968,475
3,149,654	BCP Renaissance Parent LLC (3-Month USD-LIBOR +3.500%)[2]	10/31/24	4.500	3,075,983
1,404,388	Buckeye Partners LP (1-Month USD-LIBOR + 2.750%)[2]	11/01/26	2.897	1,403,601
3,163,500	CenturyLink, Inc. Term A (1-Month USD-LIBOR + 2.000%)[2]	01/31/25	2.121	3,133,447
2,198,355	Clarios Global LP (1-Month USD-LIBOR + 3.500%)[2]	04/30/26	3.621	2,194,926
2,887,500	DaVita, Inc. Term A (1-Month USD-LIBOR + 1.500%)[2]	08/12/24	1.621	2,860,444
1,901,725	Dell International LLC Term B1 (1-Month USD-LIBOR +2.000%)[2]	09/19/25	2.750	1,904,255
2,500,000	Delos Finance S.a r.l. (3-Month USD-LIBOR + 1.750%)[2]	10/06/23	2.004	2,494,450
4,081,178	Eastern Power LLC (TPF II LC LLC) (3-Month USD-LIBOR +3.750%)[2]	10/02/25	4.750	3,884,996
2,495,146	Elanco Animal Health, Inc. (1-Month USD-LIBOR + 1.750%)[2]	08/01/27	1.894	2,487,860
1,804,717	Greatbatch, Ltd. Term B (1-Month USD-LIBOR + 2.500%)[2]	10/27/22	3.500	1,802,461
686,026	HCA, Inc. Term B12 (1-Month USD-LIBOR + 1.750%)[2]	03/13/25	1.871	686,884
4,388,297	ICH US Intermediate Holdings II, Inc. (3-Month USD-LIBOR +5.750%)[2]	12/24/26	6.750	4,382,812
2,722,658	NorthRiver Midstream Finance LP Term B (3-Month USD-LIBOR + 3.250%)[2]	10/01/25	3.488	2,712,448
1,179,969	RPI Intermediate Finance Trust Term B1 (1-Month USD-LIBOR + 1.750%)[2]	02/11/27	1.871	1,184,689
509,442	SS&C Technologies Holdings, Inc. Term B3 (1-Month USD-LIBOR + 1.750%)[2]	04/16/25	1.871	506,196
387,930	SS&C Technologies Holdings, Inc. Term B4 (1-Month USD-LIBOR + 1.750%)[2]	04/16/25	1.871	385,458
723,079	SS&C Technologies Holdings, Inc. Term B5 (1-Month USD-LIBOR + 1.750%)[2]	04/16/25	1.871	718,806
4,270,000	System One Holdings LLC Term B (3-Month USD-LIBOR +4.500%)[2]	02/28/28	5.500	4,280,675
1,414,259	Tivity Health, Inc. Term B (1-Month USD-LIBOR + 5.250%)[2]	03/06/26	5.371	1,408,447
1,383,925	UGI Energy Services LLC (1-Month USD-LIBOR + 3.750%)[2]	08/13/26	3.871	1,387,966
1,834,676	Vistra Operations Company LLC (Tex Operations Company LLC) (1-Month USD-LIBOR + 1.750%)[2]	12/31/25	1.872	1,835,924
2,932,500	Wyndham Hotels & Resorts, Inc. Term B (1-Month USD-LIBOR + 1.750%)[2]	05/30/25	1.871	2,912,148
	Total Loan Participations and Assignments
	(Cost $55,412,457)			55,458,292

BBH INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2021 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	PREFERRED STOCK (0.6%)
$114,000	Trinity Capital, Inc.[1,6]	01/16/25	7.000%	$2,867,100
	Total Preferred Stock
	(Cost $2,850,000)			2,867,100

	RESIDENTIAL MORTGAGE BACKED SECURITIES (0.7%)
883,160	Cascade Funding Mortgage Trust 2018-RM2[1,2,4]	10/25/68	4.000	925,019
1,571,075	Cascade Funding Mortgage Trust 2019-RM3[1,2,4]	06/25/69	2.800	1,616,799
942,128	RMF Proprietary Issuance Trust 2019-1[1,2,4]	10/25/63	2.750	949,427
	Total Residential Mortgage Backed Securities
	(Cost $3,385,805)			3,491,245

	U.S. INFLATION LINKED DEBT (2.1%)
3,613,518	U.S. Treasury Inflation Indexed Bond	02/15/50	0.250	4,193,893
5,565,240	U.S. Treasury Inflation Indexed Note	01/15/29	0.875	6,572,345
	Total U.S. Inflation Linked Debt
	(Cost $9,810,787)			10,766,238

	U.S. TREASURY BONDS AND NOTES (8.1%)
3,800,000	U.S. Treasury Bond	08/15/40	3.875	5,263,594
5,200,000	U.S. Treasury Bond	08/15/46	2.250	5,679,578
3,150,000	U.S. Treasury Bond	08/15/50	1.375	2,803,992
14,500,000	U.S. Treasury Note	10/31/22	0.125	14,501,699
700,000	U.S. Treasury Note[7]	02/15/23	2.000	726,496
1,200,000	U.S. Treasury Note[7]	10/31/23	1.625	1,248,141
600,000	U.S. Treasury Note[7]	08/15/26	1.500	631,336
10,000,000	U.S. Treasury Note	08/15/30	0.625	9,593,750
	Total U.S. Treasury Bonds and Notes
	(Cost $40,866,364)			40,448,586

	U.S. TREASURY BILLS (2.1%)
5,400,000	U.S. Treasury Bill[8]	04/22/21	0.000	5,399,279
2,500,000	U.S. Treasury Bill[8]	02/09/21	0.000	2,499,956
2,750,000	U.S. Treasury Bill[8]	03/09/21	0.000	2,749,795
	Total U.S. Treasury Bills
	(Cost $10,648,922)			10,649,030

TOTAL INVESTMENTS (Cost $483,967,562)[9]	100.1%	$502,715,811
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.1)%	(512,554)
NET ASSETS	100.0%	$502,203,257

BBH INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2021 (unaudited)

1	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities owned at January 31, 2021 was $220,059,728 or 43.8% of net assets
2	Variable rate instrument. Interest rates change on specific dates (such as coupon or interest payment date). The yield shown represents the January 31, 2021 coupon or interest rate
3	Security that used significant unobservable inputs to determine fair value
4	This variable rate security is based on a predetermined schedule and the rate at period end also represents the reference rate at period end
5	Security is perpetual in nature and has no stated maturity date
6	Non-income producing security
7	All or a portion of this security is held at the broker as collateral for open futures contracts
8	Security issued with zero coupon. Income is recognized through accretion of discount
9	The aggregate cost for federal income tax purposes is $483,967,562, the aggregate gross unrealized appreciation is $21,210,462 and the aggregate gross unrealized depreciation is $4,800,010, resulting in net unrealized appreciation of $16,410,452

Abbreviations:

CMT – Constant Maturity Treasury.

LIBOR – London Interbank Offered Rate.

SOFR – Secured Overnight Financing Rate.

FINANCIAL FUTURES CONTRACTS

The following futures contracts were open at January 31, 2021:

Description	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Gain / (Loss)
Contracts to Buy:
U.S. Long Bond	150	March 2021	$26,226,563	$25,307,813	$(918,750)
U.S. Treasury 2-Year Notes	105	March 2021	23,180,391	23,202,539	22,148
U.S. Ultra 10-Year Notes	33	March 2021	5,148,515	5,076,328	(72,187)
U.S. Ultra Bond	116	March 2021	25,143,625	23,747,375	(1,396,250)
					$(2,365,039)
Contracts to Sell:
U.S. Treasury 5-Year Notes	69	March 2021	$8,686,992	8,685,375	$1,617
U.S. Treasury 10-Year Notes	40	March 2021	5,506,875	5,481,250	25,625
					$27,242
Net Unrealized (Loss) on Open Futures Contracts					$(2,337,797)

FAIR VALUE MEASUREMENTS

BBH Income Fund (the “Fund”) is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including, for example, the risk inherent in a particular valuation technique used to measure fair value, including the model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

BBH INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2021 (unaudited)

Authoritative guidance establishes three levels of the fair value hierarchy as follows:

—	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities.
—	Level 2 – significant other observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.).
—	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

Financial assets within Level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations and over-the-counter derivatives. As Level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within Level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2021.

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of January 31, 2021
Asset Backed Securities	$–	$98,352,730	$5,582,948	$103,935,678
Commercial Mortgage Backed Securities	–	20,782,555	1,178,661	21,961,216
Corporate Bonds	–	253,138,426	–	253,138,426
Loan Participations and Assignments	–	55,458,292	–	55,458,292
Preferred Stock	–	2,867,100	–	2,867,100
Residential Mortgage Backed Securities	–	3,491,245	–	3,491,245
U.S. Inflation Linked Debt	–	10,766,238	–	10,766,238
U.S. Treasury Bonds and Notes	–	40,448,586	–	40,448,586
U.S. Treasury Bills	–	10,649,030		10,649,030
Total Investment, at value	$–	$495,954,202	$6,761,609	$502,715,811

Other Financial Instruments, at value
Financial Futures Contracts	$(2,337,797)	$–	$–	$(2,337,797)
Other Financial Instruments, at value	$(2,337,797)	$–	$–	$(2,337,797)

BBH INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2021 (unaudited)

The following is a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value during the period ended January 31, 2021:

	Asset Backed Securities	Commercial Mortgage Backed Securities	Total
Balance as of October 31, 2020	$5,694,790	$1,081,308	$6,776,098
Purchases	-	-	-
Sales / Paydowns	(148,444)	-	(148,444)
Realized gains (losses)	21	-	21
Change in unrealized appreciation (depreciation)	36,202	97,164	133,366
Amortization	379	189	568
Transfers from Level 3	-	-	-
Transfers to Level 3	-	-	-
Balance as of January 31, 2021	$5,582,948	$1,178,661	$6,761,609

The Fund’s investments classified as Level 3 were valued using a model approach, including the Fund’s assumptions in determining their fair value.

Portfolio holdings are shown as of the date indicated. Since market conditions fluctuate suddenly and frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition. These portfolio holdings are not intended to be and do not constitute recommendations that others buy, sell, or hold any of the securities listed.

For more complete information on the Fund, call 1-800-575-1265 for a prospectus or visit www.bbhfunds.com. You should consider the Fund's investment objectives, risks, charges, and expenses carefully before you invest. Information about these and other important subjects is in the Fund's prospectus, which you should read carefully before investing.

The BBH Funds are managed by a separately identifiable department within Brown Brothers Harriman & Co. Shares of the Fund are distributed by ALPS Distributors, Inc., located at 1290 Broadway, Suite 1000, Denver, CO 80203.